CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023		$ 24,883	$ 106,343,260		$ (99,933,395)	$ 6,434,748
Beginning Balance, Shares at Dec. 31, 2023	0	248,830,516
Common stock issued for consulting		$ 60	54,021			54,081
Common stock issued for consulting, Shares	0	600,000
Common shares issued to directors and officer				300		300
Common shares issued to Johnson Participants		$ 250	1,243,315			1,243,565
Common stock issued to Johnson Participants, Shares	0	2,500,000
Common shares issued after 12/31/2024 for mineral property acquisitions				843		843
Imputed interest on related party note payable			37,500			37,500
Net loss					(59,614,467)	(59,614,467)
Issuance of preferred stock						1,243,565
Beginning Balance, Shares at Dec. 31, 2024	0	251,930,516
Ending balance, value at Dec. 31, 2024		$ 25,193	107,678,096	1,143	(159,547,862)	(51,843,430)
Common stock issued for consulting, Shares	3,000,000
Common shares issued to directors and officer		403		(300)		103
Common shares issued to Johnson Participants		$ 843		(843)
Common stock issued to Johnson Participants, Shares	0	8,432,047
Common shares issued after 12/31/2024 for mineral property acquisitions
Imputed interest on related party note payable			50,000			50,000
Net loss					(10,561,149)	(10,561,149)
Common shares issued to directors and officer, Shares	0	4,025,000
Stock compensation expense		$ 25				25
[custom:StockCompensationExpenseShares]	0	250,001
Issuance of preferred stock	$ 4,843
Beginning Balance, Shares at Dec. 31, 2025	3,000,000	264,637,564
Ending balance, value at Dec. 31, 2025	$ 4,843	$ 26,464	$ 107,728,096		$ (170,109,011)	$ (62,354,451)